LOANS	12 Months Ended
Dec. 31, 2015
LOANS
LOANS

NOTE 3 - LOANS

Loans were as follows at December 31:

	2015	2014
Mortgage:
One-to-four-family	$100,127	$97,214
Multi-family and commercial	8,663	9,493
Home equity	6,408	8,069
Consumer and other	76	349

	115,274	115,125
Allowance for loan losses	(988)	(1,103)
Net deferred costs and other	137	108

Loans, net	$114,423	$114,130

The following tables present the activity in the allowance for the loan losses by portfolio segment:

	Year ended December 31, 2015
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowances for loan losses:
Beginning balance	$822	$259	$22	$—	$1,103
Provision for loan losses	91	(5)	(6)	—	80
Charge-offs	(210)	(7)	—	—	(217)
Recoveries	19	3	—	—	22

Total ending allowance balance	$722	$250	$16	$—	$988

	Year ended December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowances for loan losses:
Beginning balance	$823	$466	$109	$1	$1,399
Provision for loan losses	217	568	(87)	(1)	697
Charge-offs	(224)	(778)	—	—	(1,002)
Recoveries	6	3	—	—	9

Total ending allowance balance	$822	$259	$22	$—	$1,103

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method:

	December 31, 2015
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowance for loan losses:
Loans individually evaluated for impairment	$211	$—	$—	$—	$211
Loans collectively evaluated for impairment	511	250	16	—	777

Total ending allowance balance	$722	$250	$16	$—	$988

Loans:
Loans individually evaluated for impairment	$1,577	$684	—	$—	$2,261
Loans collectively evaluated for impairment	98,550	7,979	6,408	76	113,013

Total ending loans balance	$100,127	$8,663	$6,408	$76	$115,274

	December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowance for loan losses:
Loans individually evaluated for impairment	$234	$—	$—	$—	$234
Loans collectively evaluated for impairment	588	259	22	—	869

Total ending allowance balance	$822	$259	$22	$—	$1,103

Loans:
Loans individually evaluated for impairment	$1,564	$899	$—	$—	$2,463
Loans collectively evaluated for impairment	95,650	8,594	8,069	349	112,662

Total ending loans balance	$97,214	$9,493	$8,069	$349	$115,125

	December 31, 2015
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:

One-to-four family	$400	$333	$—	$302	$18	$—
Multi-family and commercial	983	684	—	702	—	23
Home equity	—	—	—	—	—	—

Subtotal	1,383	1,017	—	1,004	18	23

With an allowance recorded:

One-to-four family	1,282	1,244	211	1,252	55	—
Multi-family and commercial	—	—	—	—	—	—
Home equity	—	—	—	—	—	—

Subtotal	1,282	1,244	211	1,252	55	—

Total	$2,665	$2,261	$211	$2,256	$73	$23

	December 31, 2014
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$410	$297	$—	$224	$15	$—
Multi-family and commercial	1,185	899	—	1,658	2	18
Home equity	—	—	—	—	—	—

Subtotal	1,595	1,196	—	1,882	17	18
With an allowance recorded:
One-to-four family	1,300	1,267	234	1,274	64	—
Multi-family and commercial	—	—	—	144	—	—
Home equity	—	—	—	—	—	—

Subtotal	1,300	1,267	234	1,418	64	—

Total	$2,895	$2,463	$234	$3,300	$81	$18

The recorded investment in loans excludes accrued interest receivable and loan origination costs, net, due to immateriality.

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.  The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of December 31, 2015 and 2014:

	Nonaccrual		Loans Past Due Over 90 Days Still Accruing
	2015	2014	2015	2014
One-to-four family	$968	$1,886	$—	$—
Multi-family and commercial	350	900	—	—
Home equity	5	192	—	—
Consumer and other	—	—	—	—

Total	$1,323	$2,978	$—	$—

The following tables present the aging of the recorded investment in past due loans by class of loans:

	December 31, 2015
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
One-to-four family	$833	$159	$330	$1,322	$98,805	$100,127
Multi-family and commercial	297	—	—	297	8,366	8,663
Home equity	18	—	5	23	6,385	6,408
Consumer and other	—	—	—	—	76	76

Total	$1,148	$159	$335	$1,642	$113,632	$115,274

	December 31, 2014
	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
One-to-four family	$245	$305	$753	$1,303	$95,911	$97,214
Multi-family and commercial	206	—	379	585	8,908	9,493
Home equity	88	44	35	167	7,902	8,069
Consumer and other	—	—	—	—	349	349

Total	$539	$349	$1,167	$2,055	$113,070	$115,125

Troubled Debt Restructurings

The following table presents the recorded investment of troubled debt restructurings by accrual status and specific reserves allocated to troubled debt restructuring:

	2015	2014
Accrual status	$1,880	$1,431
Non-accrual status	381	1,032

	2,261	2,463
Specific reserves allocated	(211)	(234)

Net	$2,050	$2,229

No additional loan commitments were outstanding to these borrowers at December 31, 2015 and December 31, 2014.  Loans are returned to accrual status after a period of satisfactory payment performance under the terms of the restructuring and reasonable future payment assurance. Satisfactory payment performance is generally no less than six consecutive months of timely payments.

The modification of the terms of such loans included one or a combination of the following:  a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a permanent reduction of the recorded investment in the loan; or a capitalization of delinquent real estate taxes. Modifications involving a reduction of the stated interest rate of the loan ranged from 0.50% to 5.0%.  Modifications involving an extension of the maturity date were for periods ranging from 10 months to 378 months.

There was no additional increase in the allowance for loan losses and no charge offs during the year ending December 31, 2015. The troubled debt restructurings described above resulted in an additional $11 increase in the allowance for loan losses and no charge offs during the year ending December 31, 2014.

The following table presents loans by class modified as troubled debt restructurings that occurred during the years ended December 31 2015 and 2014:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2015
One-to—four family	2	$246	$267
Multi-family and commercial	—	—	—
Home equity	—	—	—
Consumer and other	—	—	—

Total	2	$246	$267

December 31, 2014
One-to—four family	1	$100	$100
Multi-family and commercial	1	176	181
Home equity	—	—	—

Consumer and other	—	—	—

Total	2	$276	$281

The recorded investment increased due to real estate taxes for the years ended December 31, 2015 and 2014. The troubled debt restructurings described above were evaluated for impairment prior to modification, did not result in an increase in the allowance for loan losses upon modification, and resulted in no additional charge-offs for the years ended December 31, 2015 and 2014.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms. The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the years ended December 31, 2015 and 2014.

	Number of	Recorded
	Loans	Investment
December 31, 2015
One-to—four family residences	—	$—
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	—	$—

	Number of	Recorded
	Loans	Investment
December 31, 2014
One-to—four family residences	1	$34
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	1	$34

The terms of certain other loans were modified during the twelve months ended December 31, 2015 and 2014 that did not meet the definition of a troubled debt restructuring. These loan balances were not material in the twelve months ended December 31, 2015 and 2014.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes one-to-four family, multi-family and commercial real estate loans, and home equity loans. This analysis is performed on a quarterly basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.  As of December 31, 2015 and December 31, 2014, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

	December 31, 2015
		Special
	Pass	Mention	Substandard	Doubtful	Total
One —to four-family	$99,193	$—	$934	$—	$100,127
Multi-family and commercial	2,677	137	5,849	—	8,663
Home equity	6,370	—	38	—	6,408
Consumer and other	76	—	—	—	76

Total	$108,316	$137	$6,821	$—	$115,274

	December 31, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Total
One —to four-family	$94,007	$—	$3,207	$—	$97,214
Multi-family and commercial	2,649	102	6,742	—	9,493
Home equity	7,641	—	428	—	8,069
Consumer and other	349	—	—	—	349

Total	$104,646	$102	$10,377	$—	$115,125

Certain directors and executive officers of the Company and companies with whom they are affiliated have obtained loans on various occasions.  A summary of such loans made by the Company is as follows:

	2015	2014
Beginning balance	$791	$854
New loans	377	—
Effect of changes in related parties	(120)	—
Repayments	(268)	(63)

Ending balance	$780	$791